Equity (Details 1) (USD $)	Aug. 03, 2011	Jun. 30, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]
Sold to accredited investors Series E Convertible Preferred Stock in private placement
Number of shares of Series E Preferred		8,361	507	1,192	945	2,364	3,353
Net Proceeds		$ 7,184,925	$ 441,090	$ 1,037,040	$ 822,150	$ 2,042,535	$ 2,842,110
Warrant Exercise Price	0.75		0.30	0.30	0.30	0.30	0.30
Number of Warrants Issued		36,788,400	2,230,800	5,244,800	4,158,000	10,401,600	14,753,200